Earnings Per Share - Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share [Line Items]
Basic total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	13,937,443	13,417,290	12,311,264
Effect of diluted securities
Diluted total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	13,937,443	15,288,221	12,311,264
Stock options [Member]
Effect of diluted securities
Effect of diluted securities		51,617
RSUs [Member]
Effect of diluted securities
Effect of diluted securities		1,435,113
DSUs [Member]
Effect of diluted securities
Effect of diluted securities		91,587
PSUs [Member]
Effect of diluted securities
Effect of diluted securities		292,614